Consolidated Statements of Shareholders Equity and Comprehensive Income (Loss) In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Non controlling interests USD ($)	Non controlling interests CNY	Comprehensive income attributable to Yingli Green Energy USD ($)	Comprehensive income attributable to the noncontrolling interests USD ($)	Total comprehensive income USD ($)
Beginning Balance at Dec. 31, 2007		4,798,233		9,884		3,663,843		11,901		357,806		4,043,434		754,799
Beginning Balance, Shares at Dec. 31, 2007				126,923,609
Net income (loss)		947,126								653,826		653,826		293,300	CNY 653,826	CNY 293,300	CNY 947,126
Foreign currency exchange translation adjustment, net of nil tax		19,306						19,306				19,306			CNY 19,306		CNY 19,306
Comprehensive income/loss															CNY 673,132	CNY 293,300	CNY 966,432
Issuance of ordinary shares upon vesting of restricted shares				38		(38)
Issuance of ordinary shares upon vesting of restricted shares, shares				524,212
Acquisition of additional equity interest in Tianwei Yingli		343,948												343,948
Establishment of new subsidiaries with noncontrolling interests		3,104												3,104
Share-based compensation		60,553				60,553						60,553
Ending Balance at Dec. 31, 2008		6,172,270		9,922		3,724,358		31,207		1,011,632		4,777,119		1,395,151
Ending Balance, Shares at Dec. 31, 2008				127,447,821
Net income (loss)		(452,730)								(531,595)		(531,595)		78,865	CNY (531,595)	CNY 78,865	CNY (452,730)
Foreign currency exchange translation adjustment, net of nil tax		(24,989)						(18,423)				(18,423)		(6,566)	CNY (18,423)	CNY (6,566)	CNY (24,989)
Comprehensive income/loss															CNY (550,018)	CNY 72,299	CNY (477,719)
Issuance of ordinary shares upon vesting of restricted shares				36		(36)
Issuance of ordinary shares upon vesting of restricted shares, shares				530,212
Issuance of ordinary shares upon exercise of stock options		4,352		11		4,341						4,352
Issuance of ordinary shares upon exercise of stock options, shares				159,417
Establishment of new subsidiaries with noncontrolling interests		44,750												44,750
Share-based compensation		76,027				37,442						37,442		38,585
Conversion of senior secured convertible notes		59,596		137		59,459						59,596
Conversion of senior secured convertible notes, shares				2,000,000
Issuance of ordinary shares		1,553,183		1,257		1,551,926						1,553,183
Issuance of ordinary shares, shares				18,390,000
Fair value of conversion feature of First Tranche of senior secured convertible notes		170,893				170,893						170,893
Beneficial conversion feature of Second Tranche of senior secured convertible notes		201,210				201,210						201,210
Fair value of ADM warrants		381,297				381,297						381,297
Ending Balance at Dec. 31, 2009		8,185,859		11,363		6,130,890		12,784		480,037		6,635,074		1,550,785
Ending Balance, Shares at Dec. 31, 2009				148,527,450
Net income (loss)	257,279	1,698,033								1,386,776		1,386,776		311,257	CNY 1,386,776	CNY 311,257	CNY 1,698,033
Foreign currency exchange translation adjustment, net of nil tax		35,822						46,321				46,321		(10,499)	CNY 46,321	CNY (10,499)	CNY 35,822
Cash flow hedging derivatives, net of nil tax		46						78				78		(32)	CNY 78	CNY (32)	CNY 46
Comprehensive income/loss															$ 217,148	$ 45,565	$ 262,713
Issuance of ordinary shares upon vesting of restricted shares				36		(36)
Issuance of ordinary shares upon vesting of restricted shares, shares				527,764
Issuance of ordinary shares upon exercise of stock options		4,049		9		4,040						4,049
Issuance of ordinary shares upon exercise of stock options, shares				139,200
Share-based compensation		74,573				63,520						63,520		11,233
Conversion of senior secured convertible notes		215,054		405		214,649						215,054
Conversion of senior secured convertible notes, shares				6,000,688
Issuance of ordinary shares upon exercise of ADM warrants				68		(68)
Issuance of ordinary shares upon exercise of ADM warrants, shares				1,010,211
Capital injection from a subsidiary's noncontrolling interests holder		60,000												60,000
Ending Balance at Dec. 31, 2010	$ 1,556,610	10,273,616	$ 1,800	11,881	$ 971,666	6,412,995	$ 8,967	59,183	$ 282,582	1,886,813	$ 1,265,285	8,350,872	$ 291,325	1,922,744
Ending Balance, Shares at Dec. 31, 2010			156,205,313